Accrued Expenses and Other Payables (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Payables and Accruals [Abstract]
Schedule of accrued expenses and other payables
	March 31, 2021	June 30, 2020
Other payables	$50,606	$97,119
Senior officer’s salary payable	175,764	93,227
Salary payable - employees	163,850	84,588
Total	$390,220	$274,934

	June 30, 2020	June 30, 2019
Deposit	$-	$30,525
Salary and other payables	274,934	234,159
Total	$274,934	$264,684